Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of Trade and Other Payables

	As at December 31, 2022	As at December 31, 2021 *
Trade payables and accrued expenses	498,777	612,092
Personnel accrued expenses	179,702	224,935
Dividend payable	30,289	24,881
	708,768	861,908